INVESTMENT PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
INVESTMENT PROPERTIES

9. INVESTMENT PROPERTIES

As of June 30, 2024, the Company obtained a valuation from independent appraisers in order to determine the fair value of its investment properties. Gains and losses arising from changes in the fair values are included in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss) in the period in which they arise.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 - Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
●	Level 2 - Inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 - Inputs are unobservable inputs for the asset or liability, among others, statistics information, and own Company’s information, in some instances based on the information provided by some independent experts.

As of June 30, 2024 and December 31, 2023, all owned investment properties are guaranteeing the Company’s debt.

As of June 30, 2024 and December 31, 2023, investment properties were as follows:

	Fair Market Value (“FMV”) as of	FMV as of
	June 30,	December 31,
	2024	2023

Land bank:
Land bank under right-of-use
Peru	$1,811,991	$619,976
Sub-total	1,811,991	619,976
Owned land bank
Colombia	23,130,348	24,100,446
Sub-total	23,130,348	24,100,446
Total Land Bank	$24,942,339	$24,720,422
Properties under development:
Properties under right-of-use
Peru	$16,510,000	$12,260,000
Sub-total	16,510,000	12,260,000
Owned properties
Peru	—	22,230,781
Costa Rica	15,398,000	10,891,000
Sub-total	15,398,000	33,121,781
Total properties under development	$31,908,000	$45,381,781
Operating Properties
Owned properties
Colombia	$105,944,012	$106,957,000
Peru	120,971,038	92,239,857
Costa Rica	242,097,133	244,873,221
Sub-total	469,012,183	444,070,078
Total operating properties	469,012,183	444,070,078
Total operating properties and properties under development	500,920,183	489,451,859
Total	$525,862,522	$514,172,281

Disclosed below is the valuation technique used to measure the fair value of investment properties, along with the significant unobservable inputs used.

Valuation Techniques - This fair value measurement is considered Level 3 of the fair value hierarchy, except where otherwise noted below.

–	Operating Properties - The valuation model considers a combination of the present value of net cash flows to be generated by the property, the direct capitalization of the net operating income, and the replacement cost to construct a similar property.

i.	The present value of net cash flows generated by the property takes into account the expected rental growth rate, vacancy periods, occupancy rate, lease incentive costs such as rent-free periods and other costs not paid by tenants. The expected net cash flows are discounted using risk adjusted discount rates. Among other factors, the discount rate estimation considers the quality of a building and its location, tenant credit quality and lease terms.

ii.	The direct capitalization method. This method involves capitalizing a fully leased net operating income estimate by an appropriate yield. This approach is best utilized with stabilized assets, where there is little volatility in the net income and the growth prospects are also stable. It is most commonly used with single tenant investments or stabilized investments. involves capitalizing the property net operating income at a market capitalization rate. The net operating income is determined by using the property Effective Gross Income (EGI) net of operating expenses. The EGI is determined by the property’s Potential Gross Income (PGI) through analysis of the property actual historic income and an analysis of competitive current market income rates and deducting the PGI with an estimate for vacancy and collection.

iii.	The cost approach. The cost approach involves the estimation of the replacement cost of the building and site improvements that a prudent and rational person would pay no more for a property than the cost to construct a similar and competitive property - assuming no undue delay in the process.

–	Properties Under Development - The valuation model considers the present value of net cash flows, direct capitalization, and the cost approaches adjusted by the net present value of the cost to complete and vacancy in the properties under construction.

–	Land Bank - The valuation model used for the land portfolio is a combination of sales comparison approach (or market approach), cost approach, residual land value approach and the discounted cash flow method. For undeveloped land, the market approach is used. For land that is under development, the market approach is used in conjunction with the cost approach and residual land value approach, and the discounted cash flow approach, to determine the fair value of the finished lots.

i.	The sales comparison approach. This approach compares sales or listing of similar properties with the subject property using the price per square feet (Level 2 input). This approach is given supporting weight in this analysis because of the well-supported range of value within this approach and the likelihood that the subject could be purchased by an owner-user.

ii.	The cost approach. This approach is based on the principle of substitution that a prudent and rational person would pay no more than the cost to construct a similar property. This approach generally considers estimated replacement cost of the land and the site improvements (e.g., infrastructure) and estimated depreciation accrued to the improvements (Level 2 input).

iii.	The residual land value approach. This approach involves residual amount after deducting all known or anticipated costs required to complete the development from the anticipated value of the project when completed after consideration of the risks associated with the completion of the project (Level 2 input).

Significant Inputs as of June 30, 2024 and December 31, 2023 —

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
		Discounted cash flows	Risk adjusted residual capitalization rate	2024: 7.9% 2023: 7.9%	The higher the risk adjusted residual rate, the lower the fair value.
Operating Properties	Level 3		Risk adjusted discount rate	2024: 10.6% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2024: 98.2% 2023: 98.2%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: 7.8% 2023: 7.9%	The higher the stabilized capitalization rate, the lower the fair value
		Discounted cash flows	Risk adjusted residual capitalization rate	2024: 8.1% 2023: 8.1%	The higher the risk adjusted residual rate, the lower the fair value.
Properties Under Development	Level 3		Risk adjusted discount rate	2024: 10.4% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2024: 96.9% 2023: 97.7%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: 8.1% 2023: 8.0%	The higher the stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2024: 7.8% 2023: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 11.8% 2023: 11.8%	The higher the risk adjusted discount rate, the lower the fair value.

The reconciliation of investment properties for the six months ended June 30, 2024 and year ended June 30, 2023, were as follows:

	June 30, 2024	June 30, 2023

Beginning balance	$514,172,281	$449,036,633
Additions	12,661,512	15,046,916
Foreign currency translation effect	(10,721,259)	16,043,694
Gain on valuation of investment properties	9,749,988	10,276,377
Ending balance	$525,862,522	$490,403,620

Investment Properties Dispositions —

Sale of Latam Parque Logistico Calle 80 Building 500A

On November 24, 2023, the Company closed the sale of its investment property, Latam Parque Logistico Calle 80 Building 500A (with a carrying value of USD 17,634,208 as of closing), to a third party for consideration of COP 79,850,000,000 (equivalent of USD 19,512,112 as of closing). Of the total consideration, COP 33,829,392,065 (equivalent of USD 8,266,536 as of closing) was transferred directly to ITAU to settle the liabilities directly associated with the investment property. The remaining consideration is expected to be received within fifteen months after closing, through six installment payments. The Company had received the first upfront installment payment of COP 11,505,151,984 (equivalent of USD 2,778,063 as of the payment date) in October 2023. As of closing, the total future installments were discounted by an implicit rate estimated based on certain Level 2 inputs discussed above. The discount on total installments would be subsequently accreted back over the time over the remaining payment term.

During the three and six months ended June 30, 2024, the Company recognized interest income of $195,039 and $424,155, respectively, included in other income in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss). The Company received the second and third installment payment for total of COP 9,204,121,586 (equivalent of USD 2,361,010 as of the payment date) in February 2024 and May 2024, respectively. The Company expects to receive the remaining installment payments in 2024 and 2025. The carrying amount of the receivables from the sale of investment properties was $5,751,931 and $8,219,898 as of June 30, 2024 and December 31, 2023, respectively.

In accordance with the purchase and sale agreement, as of June 30, 2024, the deferred cash payments will be paid to the Company in the upcoming three installments based on the following schedule:

Consideration
Installment Payment due in August 2024	1,109,454
Installment Payment due in November 2024	1,109,454
Installment Payment due in February 2025	3,883,090
Discount on future payments	(350,067)
Receivables from the sale of investment properties - short term	$5,751,931

Sale of certain land lot in Latam Logistic Park San José – Verbena

During the year ended December 31, 2021, the Company engaged in an active sale negotiation for the sale of certain land lot with a third-party buyer. The land lot held for sale is part of a land lot that is owned by LatAm Parque Logistico San José - Verbena partnership, within the Costa Rica segment.

On May 21, 2021, the Company signed on behalf of LatAm Parque Logistico San José - Verbena partnership, the purchase and sale agreement for the sale of the fully serviced land parcel for $4,000,000. In accordance with the purchase and sale agreement, the sale will be paid in three installments based on the following schedule:

	Amount

1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000

On May 24, 2021, the Company, through LatAm Parque Logistico San José - Verbena partnership, received the first installment payment of $1,200,000 from the buyer. The Company received the second installment of $1,200,000 on January 27, 2022 upon the conclusion of the land infrastructure work. The sale closed on April 23, 2023 upon the transfer of the property title and the receipt of the third installment payment of $1,600,000. The Company recognized a gain on sale of asset held for sale of $1,022,853 during the three and six months ended June 30, 2023.

Latam Logistic Properties SA [member]
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INVESTMENT PROPERTIES

12. INVESTMENT PROPERTIES

The Group’s investment properties are located in Colombia, Peru and Costa Rica and they are primarily measured using Level 3 inputs from the IFRS fair value hierarchy. The values, determined by the external appraisers, are recognized as the fair value of the Group’s investment property at the end of each reporting period. Gains or losses arising from changes in the fair values are included in the consolidated statement of profit or loss and other comprehensive loss in the period in which they arise. For the years ended December 31, 2023, 2022 and 2021, the Group recorded a gain of $20,151,026, $3,525,692 and $12,610,127, respectively.

As of December 31, 2023, and 2022 all owned investment properties are guaranteeing the Group’s debt.

As of December 31, 2023, and 2022, the fair market value (“FMV”) of investment properties were as follows:

	FMV as of	FMV as of
	December 31,	December 31,
	2023	2022

Land bank:
Land bank under right-of-use
Peru	$619,976	$—
Sub-total	619,976	—
Owned land bank
Colombia	24,100,446	16,394,722
Peru	—	7,190,000
Costa Rica	—	6,155,000
Sub-total	24,100,446	29,739,722
Total Land Bank	$24,720,422	$29,739,722
Properties under development:
Properties under right-of-use
Peru	$12,260,000	$614,523
Sub-total	12,260,000	614,523
Owned properties
Colombia	—	20,708,910
Peru	22,230,781	9,793,481
Costa Rica	10,891,000	35,715,220
Sub-total	33,121,781	66,217,611
Total properties under development	$45,381,781	$66,832,134
Operating Properties
Owned properties
Colombia	$106,957,000	$70,645,712
Peru	92,239,857	87,523,052
Costa Rica	244,873,221	194,296,013
Sub-total	444,070,078	352,464,777
Total operating properties	$444,070,078	$352,464,777
Total operating properties and properties under development	$489,451,859	$419,296,911
Total	$514,172,281	$449,036,633

There were no transfers between Levels 1, 2 or 3 during the years ended December 31, 2023 and 2022.

The Group uses an external appraiser in order to determine the fair value for its investment properties. The independent appraiser holds a recognized and relevant professional qualification and has recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13.

Disclosed below is the valuation technique used to measure the fair value of investment properties, along with the significant unobservable inputs used.

Valuation Techniques - This fair value measurement is considered Level 3 of the fair value hierarchy, except where otherwise noted below.

–	Operating Properties - The valuation model considers a combination of the present value of net cash flows to be generated by the property, the direct capitalization of the net operating income, and the replacement cost to construct a similar property.

i.	The present value of net cash flows generated by the property takes into account the expected rental growth rate, vacancy periods, occupancy rate, lease incentive costs such as rent-free periods and other costs not paid by tenants. The expected net cash flows are discounted using risk adjusted discount rates. Among other factors, the discount rate estimation considers the quality of a building and its location, tenant credit quality and lease terms.

ii.	The direct capitalization method. This method involves capitalizing a fully leased net operating income estimate by an appropriate yield. This approach is best utilized with stabilized assets, where there is little volatility in the net income and the growth prospects are also stable. It is most commonly used with single tenant investments or stabilized investments. involves capitalizing the property net operating income at a market capitalization rate. The net operating income is determined by using the property Effective Gross Income (EGI) net of operating expenses. The EGI is determined by the property’s Potential Gross Income (PGI) through analysis of the property actual historic income and an analysis of competitive current market income rates and deducting the PGI with an estimate for vacancy and collection.

iii.	The cost approach. The cost approach involves the estimation of the replacement cost of the building and site improvements that a prudent and rational person would pay no more for a property than the cost to construct a similar and competitive property - assuming no undue delay in the process.

–	Properties Under Development - The valuation model considers the present value of net cash flows, direct capitalization, and the cost approaches adjusted by the net present value of the cost to complete and vacancy in the properties under construction.

–	Land Bank - The valuation model used for the land portfolio is a combination of sales comparison approach (or market approach), cost approach, residual land value approach and the discounted cash flow method. For undeveloped land, the market approach is used. For land that is under development, the market approach is used in conjunction with the cost approach and residual land value approach, and the discounted cash flow approach, to determine the fair value of the finished lots.

i.	The sales comparison approach. This approach compares sales or listing of similar properties with the subject property using the price per square feet (Level 2 input). This approach is given supporting weight in this analysis because of the well-supported range of value within this approach and the likelihood that the subject could be purchased by an owner-user.

ii.	The cost approach. This approach is based on the principle of substitution that a prudent and rational person would pay not more than the cost to construct a similar property. This approach generally considers estimated replacement cost of the land and the site improvements (e.g., infrastructure) and estimated depreciation accrued to the improvements (Level 2 input).

iii.	The residual land value approach. This approach involves residual amount after deducting all known or anticipated costs required to complete the development from the anticipated value of the project when completed after consideration of the risks associated with the completion of the project (Level 2 input).

Significant Inputs as of December 31, 2023 and 2022 —

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
Operating Properties	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 7.9%, 2022: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2023: 10.8%, 2022: 10.5%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2023: 98.2%, 2022: 98.1%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2023: 7.9%, 2022: 7.5%	The higher the stabilized capitalization rate, the lower the fair value
Properties Under Development	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 8.1%, 2022: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2023: 10.8%, 2022: 10.4%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2023: 97.7%, 2022: 98.8%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2023: 8.0%, 2022: 7.8%	The higher the stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 7.75%, 2022: 7.75%	The higher the stabilized capitalization rate, the lower the fair value
			Risk adjusted discount rate	2023: 11.75%, 2022: 11.25%	The higher the risk adjusted discount rate, the lower the fair value.

Fair value sensitivity:

The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) increase or decrease of the discount rates and exit cap rate and the aggregated impact of these two on fair values of the investment properties - land and buildings representing leased land and buildings valued using the discounted cash flows and direct capitalization method as of December 31, 2023 and 2022:

	2023
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,987,585)	$(3,356,702)	$(6,264,419)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,987,585	$3,356,702	$6,264,419

	2022
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,697,642)	$(2,905,108)	$(5,565,415)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,697,642	$2,905,108	$5,565,415

The reconciliation of investment properties for the year ended December 31, 2023, 2022 and 2021, were as follows:

	2023	2022	2021

Balance at beginning of year	$449,036,633	$428,275,741	$364,307,039
Additions	33,704,768	47,774,104	70,082,968
Foreign currency translation effect	28,914,062	(21,265,904)	(16,361,576)
Disposal of investment property	(17,634,208)	(9,273,000)	—
Transfer to asset held for sale	—	—	(2,362,817)
Gain on revaluation of investment property	20,151,026	3,525,692	12,610,127
Balance at end of year	$514,172,281	$449,036,633	$428,275,741

Investment Properties Acquisitions —

There were no acquisition activities during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Group acquired two operating investment properties for a total purchase price of $14,710,000 and one trailer parking of $4,050,000. The closing costs incurred related to these acquisitions were $355,322, which were capitalized as part of investment properties as the Group considered these transactions as asset acquisitions.

Investment Properties Dispositions —

On November 24, 2023, the Group closed the sale of its investment property, Latam Parque Logistico Calle 80 Building 500A (with a carrying value of USD 17,634,208 as of closing), to a third party for consideration of COP 79,850,000,000 (equivalent of USD 19,512,112 as of closing). Of the total consideration, COP 33,829,392,065 (equivalent of USD 8,266,536 as of closing) was transferred directly to ITAÚ to settle the liabilities directly associated with the investment property. The remaining consideration is expected to be received within fifteen months after closing, through six installment payments. The Group has received the first installment payment of COP 11,505,151,984 (equivalent of USD 2,778,063 as of the payment date) in October 2023, and expects to receive the remaining in 2024 and 2025. The total future installments were discounted by an implicit rate estimated based on certain Level 2 inputs discussed in Note 2 resulting in the receivable from the sale of investment properties of $8,219,898 as of December 31, 2023. The discount on total installments would be subsequently accreted back over the time over the remaining payment term. During the year ended December 31, 2023, the Group recognized a gain on sale of investment property of $1,165,170 and interest income of $98,990 included in other income in the statements of profit or loss and other comprehensive income (loss).

In accordance with the purchase and sale agreement, the deferred cash payments will be paid to the Group in the upcoming five installments based on the following schedule:

Consideration
1st Installment Payment due in February 2024	$1,204,082
2nd Installment Payment due in May 2024	1,204,082
3rd Installment Payment due in August 2024	1,204,082
4th Installment Payment due in November 2024	1,204,082
5th Installment Payment due in February 2025	4,214,286
Discount on future payments	(810,716)
Total consideration outstanding, net of discount	$8,219,898
Receivables from the sale of investment properties - short term	4,072,391
Receivables from the sale of investment properties - long term	$4,147,507

During 2022, The Group sold two of its investments Properties with a carrying amount totaling $9,273,000 and received net proceeds of $8,874,753 related to the companies Latam Logistic Propco Bodegas San Joaquin S de R.L. and Latam Logistic Propco Lagunilla I S de R.L. The Group recognized a loss on sale of investment property of $398,247.

There were no disposition activities during the year ended December 31, 2021.